Taxes (Details 3) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Beginning balance	$ 1,772,097	$ 997,887
Additions	786,404	805,027
Exchange difference	(45,944)	(30,817)
Ending balance	$ 2,512,557	$ 1,772,097